Share capital - Disclosure of number and weighted average exercise prices of share options (Details) $ / shares in Thousands, $ in Thousands		12 Months Ended
	May 02, 2016 USD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Reconciliation of stock options outstanding [Abstract]
Outstanding – Beginning of year (in shares)				4,864,000	4,052,000
Granted pursuant to Stock Option Plan (in shares) | shares				3,003,000	2,729,000
Granted pursuant to Section 613(c) of TSX manual (in shares)	200
Exercised (in shares) | shares				(276,000)	(1,494,000)
Forfeited (in shares) | shares				0	(423,000)
Outstanding – End of year (in shares)		7,427		7,591,000	4,864,000
Options exercisable – End of year (in shares) | shares		4,510,000	4,510,000	4,510,000	2,834,000
Reconciliation of weighted average excercise price, stock options [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement, opening balance (in dollars per share)			$ 4.80		$ 3.74
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)			6.54		5.44
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)			4.40		3.42
Weighted average exercise price of share options forfeited in share-based payment arrangement (in dollars per share)			0.00		3.54
Weighted average exercise price of share options outstanding in share-based payment arrangement, closing balance (in dollars per share)			5.51		4.80
Weighted average exercise price of share options exercisable in share-based payment arrangement		$ 5.03	$ 5.03	$ 5.03	$ 4.25